Debt - Narrative (Details) € in Millions, $ in Millions, R$ in Billions		12 Months Ended
	Jul. 23, 2021 EUR (€) bank tranche extension_option	Dec. 31, 2023 EUR (€) facility note employees	Dec. 31, 2023 USD ($) employees facility	Dec. 31, 2023 BRL (R$) employees facility	Jul. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Jul. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Increase through merger, borrowings		€ 2,300
Borrowings		€ 29,463								€ 27,153	€ 33,581
Number of notes issued under the EMTN programme | note		2
Number of notes repaid under the EMTN programme | note		1
Number of warehouse credit facilities | facility		3	3	3
Trade and other receivables		€ 21,359								14,870
Commitments for leases entered and not yet commenced		369
Lease commitments for short-term leases for which recognition exemption has been used		€ 59
Lease commitments for short-term leases, expected settlement period		12 months
Property, plant and equipment and intangible assets, pledged as security		€ 806								1,360
Stellantis Financial Services U.S.
Disclosure of detailed information about borrowings [line items]
Number of warehouse credit facilities | facility		2	2	2
EMTN Programme, Peugeot S.A
Disclosure of detailed information about borrowings [line items]
Borrowings														€ 5,000
Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		€ 20,000
Medium Term Note Programme | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		3,500
Euro Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Borrowings		7,250
Maximum that may be used under the program													€ 30,000
STELLANTIS N.V. 2023 - Green Bond
Disclosure of detailed information about borrowings [line items]
Face amount		€ 1,250							€ 1,250
Coupon %		437.50%	437.50%	437.50%					4.375%
STELLANTIS N.V. 2023 - Green Bond | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,285								0
STELLANTIS N.V. 2023
Disclosure of detailed information about borrowings [line items]
Face amount		€ 1,250				€ 1,250
Coupon %		425.00%	425.00%	425.00%		4.25%
STELLANTIS N.V. 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,266								0
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face amount		€ 1,250			€ 1,250
Coupon %		3.375%	3.375%	3.375%	337.50%
STELLANTIS N.V. (FCA N.V.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0								1,289
STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Face amount		€ 500					€ 500
Coupon %		237.50%	237.50%	237.50%
STELLANTIS N.V. (Peugeot S.A.) 2016 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0								508
STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Face amount			$ 1,500				1,400	$ 1,500
Coupon %		525.00%	525.00%	525.00%
STELLANTIS N.V. (FCA N.V.) 2015 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0								1,437
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		1,000								1,000
Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings		700								600
Subsidized Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings		200								300
Subsidized Brazil loans, construction of plant in Pernambuco
Disclosure of detailed information about borrowings [line items]
Borrowings		100								200
Maximum amount available under credit facility		1,200		R$ 6.5
Revolving credit facility, 2021
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 12,000
Number of group relationship banks | bank	29
Undrawn borrowing facilities		€ 12,600
Number of tranches | tranche	2
Number of extension options | extension_option	2
Borrowings maturity extension term	1 year
Borrowings maturity, term, number of tranches | employees		2	2	2
Revolving credit facility, 2021 | Tranche one
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 6,000
Borrowings maturity term	3 years
Revolving credit facility, 2021 | Tranche two
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 6,000
Borrowings maturity term	5 years
Syndicated line of credit, 2020, PSA
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities												€ 3,000
Revolving credit facility, FCA
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 6,250
Asset-backed financing, securitizations programs
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 4,711
FIARC Facility
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		271	$ 300
SFS Facility
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		2,300	2,500
SFS Facility II
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		452	$ 500
Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		4,778								1,655
Trade and other receivables		67								128
Secured debt excluding lease liabilities and asset-back financing
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 79								€ 176
Stellantis NV Schuldschein Due Q4 2023
Disclosure of detailed information about borrowings [line items]
Face amount							€ 170